Label	Element	Value
BTD Capital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BTD Capital Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BTD Capital Fund (DIP)
(the “Fund”)
November 21, 2023
Supplement to the Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”), as supplemented, each dated December 9, 2022
Effective December 1, 2023, the fee paid by the Fund to the Adviser has been reduced to an annual rate of 0.75% of the Fund’s average daily net assets. All references to the fee in the Fund’s Summary Prospectus, Prospectus, and SAI are revised to reflect the reduced amount.
In addition, effective December 1, 2023, the fee paid by the Adviser to the Sub-Adviser has been reduced to 0.66% on the first $200 million in net assets and 0.63% on net assets greater than $200 million. All references to the fee in the Fund’s Prospectus and SAI are revised to reflect the reduced amount.
The following information replaces the sections of the Summary Prospectus and Prospectus entitled “Fees and Expenses of the Fund” and “Expense Example”:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. AFFE is estimated for the current fiscal year. Total Annual Fund Operating Expenses will not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights will include only the direct operating expenses incurred by the Fund and exclude AFFE.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect the Fund’s contractual management fee effective December 1, 2023.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. AFFE is estimated for the current fiscal year. Total Annual Fund Operating Expenses will not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights will include only the direct operating expenses incurred by the Fund and exclude AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then continue to hold or redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Supplement Closing	ck0001540305_SupplementClosing	Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.
BTD Capital Fund | BTD Capital Fund Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DIP
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 252

[1]	Restated to reflect the Fund’s contractual management fee effective December 1, 2023.
[2]	Estimated for the current fiscal year.
[3]	Acquired Fund Fees and Expenses (“AFFE”) are the indirect costs of investing in other investment companies. AFFE is estimated for the current fiscal year. Total Annual Fund Operating Expenses will not correlate to the expense ratios in the Fund’s Financial Highlights because the Financial Highlights will include only the direct operating expenses incurred by the Fund and exclude AFFE.